Initial Public Offering (Details) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000
Purchase price	$ 10.00			$ 10.00	$ 10.00
Proceeds received from initial public offering, gross			$ 345,000,000	$ 345,000,000
Deferred underwriting commissions	$ 12,100,000			$ 12,075,000
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of class A common stock in a unit		1		1
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit		0.25		0.25
Public Warrants [Member] | Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1		1
Exercise price of warrants		$ 11.50		$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	34,500,000
Purchase price	$ 10.00
Proceeds received from initial public offering, gross	$ 345,000,000.0
Offering costs incurred	19,600,000
Deferred underwriting commissions	$ 12,100,000
Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of units sold	4,500,000